Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Aug. 31, 2014
Percentage of convertible notes	10.00%
Convertible Debt [Member]
Percentage of convertible notes	12.00%
Due date	Aug. 31, 2016
Convertible Debt One [Member]
Percentage of convertible notes	12.00%	12.00%	12.00%
Due date	Nov. 30, 2017	Aug. 31, 2016
Convertible Debt Two [Member]
Percentage of convertible notes	12.00%	12.00%	12.00%	12.00%
Due date	Sep. 30, 2016